Interest in Entities - Summary of Financial Position of the Group Entities that have Non-Controlling Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2017	Jan. 01, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Cash and cash equivalents	$ 1,280.9	$ 1,270.8	$ 1,241.5	$ 1,241.5		$ 2,165.5
Current assets	7,071.0	7,079.6	6,823.6	6,823.6	$ 6,447.6
Non current assets	4,222.3	4,895.0	4,896.2	4,896.2	5,260.1
Current liabilities	3,028.6	2,803.2	3,227.9	3,227.8	3,147.4
Non current liabilities	4,324.6	4,993.9	4,555.5	4,555.6	$ 4,741.2
Noncontrolling interest	94.4	113.4		$ 92.4
REVENUE	5,071.1	5,859.4	6,203.9
Net income for the year	(171.2)	280.0	180.3
OGMA - Industria Aeronautica de Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Cash and cash equivalents	12.9	11.1	23.7
Current assets	168.9	207.9	155.1
Non current assets	61.0	66.0	55.4
Current liabilities	74.5	117.4	76.5
Non current liabilities	0.1	0.9	7.3
Noncontrolling interest	54.3	54.4	44.2
REVENUE	240.5	222.1	216.3
Net income for the year	$ 9.6	$ 12.3	$ 11.2